Organization and Business Operation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 10, 2021	Jul. 22, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Transaction costs			$ 3,211,839
Underwriting income loss			1,018,240
Underwriting fees			1,527,358
Other offering costs			666,241
Issuance of public offering			$ 50,911,960
Percentage of asset held in trust account			80.00%
Business combination, percentage of voting securities			50.00%
Payable to bank			$ 259,228
Securities held in trust account			50,913,517
Working capital			$ 240,568
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	5,000,000
Share price	$ 10.00
Sale of units in initial public offering aggragate amount	$ 50,000,000
Issuance of public offering	$ 50,000,000
Share price	$ 10.00		$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		1,824
Sale of units in initial public offering aggragate amount		$ 930,200
SaleOfStock	205,000
Gross Proceeds	2,050,000
Sale of units per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		91,196
Sale of units per share		$ 10.00
Over-Allotment Option [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		911,960
Sale of units per share		$ 10.00